Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Line Items]
Entity Registrant Name	UTSTARCOM HOLDINGS CORP.
Entity Central Index Key	0001030471
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	35,524,950
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Bankruptcy Proceedings, Reporting Current	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-35216
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4th Floor, South Wing
Entity Address, Address Line Two	368 Liuhe Road
Entity Address, City or Town	Binjiang District, Hangzhou
Entity Address, Country	CN
Title of 12(g) Security	Ordinary Shares, $0.00375 par value
Trading Symbol	UTSI
Security Exchange Name	NASDAQ
Business Contact
Document And Entity Information [Line Items]
Entity Address, Address Line One	4th Floor, South Wing
Entity Address, Address Line Two	368 Liuhe Road
Entity Address, City or Town	Binjiang District, Hangzhou
Entity Address, Country	CN
Contact Personnel Name	Investor Relations
City Area Code	86-571
Local Phone Number	8192-8888
Contact Personnel Email Address	UTSI-IR@utstar.com